ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
ACCRUED EXPENSES

21.	ACCRUED EXPENSES

(in thousands of $)	2017	2016
Voyage expenses	20,918	13,527
Ship operating expenses	6,758	6,869
Administrative expenses	1,867	1,355
Interest expense	6,297	2,003
Taxes	739	1,671
Drydocking expenses	1,989	—
Other	241	734
	38,809	26,159